Other Income, Net - Schedule of Other Income, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income, Net [Abstract]
Unrealized fair value gain (loss) of short-term investments		$ 939,352	$ (398,654)	$ 1,359
Realized fair value gain (loss) of short-term investments	[1]	692,399
Dividend income from short-term investments		180,590
Gain on extinguishment of consulting expenses payable	[2]	564,918
Refund of VAT		105,444	427,503
Others, net		88,514	(25,396)	13,869
Total other income, net		$ 2,571,217	$ 3,453	$ 15,228

[1]	It included $318,359 and $374,040 realized fair value gain from the redemption of the Company’s investment in Stable Income Fund SP and the sales of equity investments in the year ended December 31, 2025, respectively.
[2]	During the year ended December 31, 2025, the Company and one of its consultancy service providers executed a termination agreement pursuant to which both parties agree to terminate the consultancy service arrangement. In connection with this termination, the service provider has granted an unconditional waiver of the Company’s consulting expenses payable of $564,918.